COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Office and storage facilities [Member]
Operating Leased Assets [Line Items]
Rent expense	$ 118,156	$ 14,984
Office and storage facilities [Member] | Minimum [Member]
Operating Leased Assets [Line Items]
Lease term	1 month
Office and storage facilities [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Lease term	6 months
Equipment [Member]
Operating Leased Assets [Line Items]
Shares issued for operating lease	350,000
Rent expense	274,015
Vehicles [Member]
Operating Leased Assets [Line Items]
Monthly rent	54,291
Number leased	36
Number of trailors leased	12
Sale leaseback number of assets	7
Proceeds from sale-leaseback transaction	87,375
Sale leaseback loss	11,773
Loss recognized	$ 2,133